Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 12, 2016
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Dec. 12, 2016
Document Effective Date	Dec. 12, 2016
Prospectus Date	Dec. 12, 2016
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 ETF
Prospectus:
Trading Symbol	COWZ
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 ETF
Prospectus:
Trading Symbol	ICOW
Pacer Emerging Markets Cash Cows 100 ETF | Pacer Emerging Markets Cash Cows 100 ETF
Prospectus:
Trading Symbol	ECOW